Fair value measurements - Fair value on a recurring basis - Significant Other Observable Inputs (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Forward freight agreement - asset position	$ 41	$ 0
Significant Other Observable Inputs (Level 2) | Designated as cash flow hedges
ASSETS
Forward freight agreement - asset position	0	0
Total	0	0
LIABILITIES
Interest rate swaps - liability position (current and non-current)	437	807
Total	437	807
Significant Other Observable Inputs (Level 2) | Not designated as cash flow hedges
ASSETS
Forward freight agreement - asset position	41	0
Total	41	0
LIABILITIES
Interest rate swaps - liability position (current and non-current)	2,908	7,642
Total	$ 2,908	$ 7,642